Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 81,094	$ 43,350
Restricted cash	10,875	20,809
Notes and accounts receivable	5,672	6,076
Real estate inventories	183,168	158,332
Property and equipment, net	24,313	26,795
Other assets	17,789	19,680
Assets of discontinued operations		6,316
Income tax receivable	16,831	16,132
Goodwill	7,520	7,520
Total assets	347,262	305,010
Liabilities and Equity
Accounts payable and other liabilities	40,007	33,803
Unrecognized tax benefit		50,498
Customer deposits	15,921	10,807
Liabilities of discontinued operations		1,758
Senior secured term notes	122,729
Senior subordinated secured term loan		139,584
Total liabilities	178,657	236,450
Commitments and contingencies (Note 15)
WCI Communities, Inc. shareholders' equity:
Common stock, $0.01 par value; 150,000,000 shares authorized, 18,072,169 shares issued and 18,045,132 shares outstanding at December 31, 2012; 9,957,864 shares issued and 9,937,934 shares outstanding at December 31, 2011	18	10
Additional paid-in-capital	203,996	154,552
Accumulated deficit	(37,664)	(88,487)
Treasury stock, at cost, 27,037 and 19,930 shares at December 31, 2012 and 2011, respectively	(196)	(155)
Total WCI Communities, Inc. shareholders' equity	166,154	65,920
Noncontrolling interest in consolidated joint ventures	2,451	2,640
Total equity	168,605	68,560
Total liabilities and equity	347,262	305,010
Series A preferred stock
WCI Communities, Inc. shareholders' equity:
Preferred stock
Series B preferred stock
WCI Communities, Inc. shareholders' equity:
Preferred stock